Supplemental Cash Flow Information (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2010 A-One USD ($)	Apr. 30, 2010 A-One JPY (¥)
Supplemental Cash Flow Information
Cash income tax payments, net of refunds			$ 1,717	$ 1,542	$ 1,509
Cash interest payments			166	219	178
Capitalized interest			23	19	17
Investing and financing activities with significant non-cash components
Cash paid to purchase shares held by Sumitomo Electric Industries, Ltd.	63	5,800
Note payable issued to Sumitomo Electric Industries	188	17,400
Five-year financed liability of 1.7 billion in Japanese Yen						$ 18	¥ 1,700